787 Seventh Avenue.
New York, NY 10019-6099

Tel: 212 728 8000
Fax: 212 728 8111

VIA EDGAR

March 2, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Credit Suisse Mid-Cap Core Fund, Inc.
Securities Act File No. 033-18632
Investment Company Act File No. 811-05396

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Credit Suisse Mid-Cap Core Fund, Inc. (the “Fund”) hereby certifies that the definitive forms of prospectus and statement of additional information dated March 1, 2010, do not differ from the forms of prospectus and statement of additional information contained in Post-Effective Amendment No. 33 to the Registration Statement of the Trust (the “Amendment”) electronically filed with the Securities and Exchange Commission on February 24, 2010.  The Amendment became effective on February 28, 2010.

If you have any questions or comments, please do not hesitate to call me at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

NEW  YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh